Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties [Abstract]
Schedule of benefits to key management personnel
	Year ended December 31,
	2017	2016	2015
	NIS in thousands
Benefits to key management personnel

Salaries, directors’ fees and bonuses	4,655	3,373	4,798
Termination benefits of former key personnel	200	-	-
Post-employment benefits	-	239	257
Amortization of stock based compensation expenses	399	53	866

	5,254	3,665	5,921

Number of recipients (excluding directors)	2	2	2

Schedule of balances with related parties
	December 31,
	2017	2016
	NIS in thousands
Liabilities:
The Company’s and PC’s traded notes	116,130	211,790
Benefits payable to key management personnel	3,499	2,114

	119,628	213,904